CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUES
Casino	$ 3,934,761	$ 3,679,423	$ 2,550,542
Rooms	118,059	103,009	83,718
Food and beverage	72,718	61,840	56,679
Entertainment, retail and others	90,789	86,167	32,679
Gross revenues	4,216,327	3,930,439	2,723,618
Less: promotional allowances	(138,314)	(99,592)	(81,642)
Net revenues	4,078,013	3,830,847	2,641,976
OPERATING COSTS AND EXPENSES
Casino	(2,834,762)	(2,698,981)	(1,949,024)
Rooms	(14,697)	(18,247)	(16,132)
Food and beverage	(27,531)	(34,194)	(32,898)
Entertainment, retail and others	(62,816)	(58,404)	(19,776)
General and administrative	(226,980)	(220,224)	(199,830)
Pre-opening costs	(5,785)	(2,690)	(18,648)
Development costs	(11,099)	(1,110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(59,911)	(34,401)	(19,522)
Depreciation and amortization	(261,449)	(259,224)	(236,306)
Property charges and others	(8,654)	(1,025)	(91)
Total operating costs and expenses	(3,570,921)	(3,385,737)	(2,549,464)
OPERATING INCOME	507,092	445,110	92,512
NON-OPERATING EXPENSES
Interest income	10,958	4,131	404
Interest expenses, net of capitalized interest	(109,611)	(113,806)	(93,357)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses (Note 10)		(4,310)
Change in fair value of interest rate swap agreements	363	3,947
Amortization of deferred financing costs	(13,272)	(14,203)	(14,302)
Loan commitment fees	(1,324)	(1,411)	3,811
Foreign exchange gain (loss), net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses		(8,950)
Loss on extinguishment of debt (Note 11)		(25,193)
Costs associated with debt modification (Note 11)	(3,277)		(3,310)
Total non-operating expenses	(111,363)	(157,902)	(102,117)
INCOME (LOSS) BEFORE INCOME TAX	395,729	287,208	(9,605)
INCOME TAX (EXPENSE) CREDIT	2,943	1,636	(920)
NET INCOME (LOSS)	398,672	288,844	(10,525)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ 417,203	$ 294,656	$ (10,525)
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.254	$ 0.184	$ (0.007)
Diluted	$ 0.252	$ 0.182	$ (0.007)
WEIGHTED AVERAGE SHARES USED IN NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,645,346,902	1,604,213,324	1,595,552,022
Diluted	1,658,262,996	1,616,854,682	1,595,552,022